Commitments and Contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Aircraft Organization Contract	Dec. 31, 2021 USD ($)
Commitments and contingencies [line items]
Number of company's employees | Aircraft	645
Percentage of employees unionized	31.80%
Collective bargaining agreements terms	2 years
Number of employees | Aircraft	645
Debt including current maturities	$ 1,444,303	$ 1,425,633
Undrawn Borrowing Facilities	$ 355,000
Panama Tax Authority
Commitments and contingencies [line items]
Duration of statute of limiatation for income tax	3 years
Duration of statute of limiatation for dividend tax	15 years
Credit Facilities [Member]
Commitments and contingencies [line items]
Debt including current maturities	$ 0
Undrawn Borrowing Facilities	355,000	345,000
Secured Revolving Credit Facility [Member]
Commitments and contingencies [line items]
Undrawn Borrowing Facilities	60,000
Unsecured and Secured Credit Facilities [Member]
Commitments and contingencies [line items]
Undrawn Borrowing Facilities	$ 295,000
Labor unions [member]
Commitments and contingencies [line items]
Number of company's employees	7,265
Percentage of employees unionized	65.40%
Number of union organizations | Organization	9
Number of employees	7,265
Labor unions [member] | Panama [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	5
Collective bargaining agreements terms	4 years
Labor unions [member] | Colombia [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	4
Labor unions [member] | Top of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	3 years
Purchase contracts [member] | Boeing Company [member]
Commitments and contingencies [line items]
Predelivery Deposits	$ 720,500	469,400
Purchase contracts [member] | Later than one year and not later than six years [member]
Commitments and contingencies [line items]
Number of purchase contracts subscribed | Contract	66
Lines of credit for working capital and letters of credit [member]
Commitments and contingencies [line items]
Letters of credit	$ 32,300	$ 20,200